UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	April 30, 2008

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of April 30, 2008 are attached hereto.

Item 2.    Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: June 30, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: June 30, 2008

   /s/ James H. Andrews
By:  James H. Andrews, Treasurer

Date: June 30, 2008

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SCHEDULES OF INVESTMENTS AS OF APRIL 30, 2008

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2008
                           (Unaudited)

Quantity			Market Value
		GOLD ASSETS—19.35% of Total Net Assets
179,279 Troy Oz.		Gold bullion (a)	$154,682,123
450,000 Coins		One-ounce gold coins (a)	399,433,500
100,000 Shares		streetTRACKS Gold Trust (a)(b)	8,679,000

		Total Gold Assets (identified cost $475,298,924)	$562,794,623

		SILVER ASSETS—4.08% of Total Net Assets
6,633,446 Troy Oz.		Silver bullion (a)	$109,465,118
379 Bags		Silver coins (a)	4,309,989
30,000 Shares		iShares Silver Trust (a)(b)	5,016,000

		Total Silver Assets (identified cost $88,949,847)	$118,791,107

Principal Amount
		SWISS FRANC ASSETS—9.96% of Total Net Assets
CHF	20,189,075	Swiss francs in interest-bearing bank accounts	$19,369,735

CHF	36,000,000	3.250% Swiss Confederation Bonds, 02-11-09	$34,725,511
CHF	36,160,000	3.500% Swiss Confederation Bonds, 08-07-10	35,473,088
CHF	36,250,000	4.000% Swiss Confederation Bonds, 06-10-11	36,183,920
CHF	36,250,000	2.750% Swiss Confederation Bonds, 06-10-12	34,935,359
CHF	36,250,000	4.000% Swiss Confederation Bonds, 02-11-13	36,802,984
CHF	36,250,000	4.250% Swiss Confederation Bonds, 01-06-14	37,366,401
CHF	36,000,000	3.750% Swiss Confederation Bonds, 06-10-15	36,338,482
CHF	20,000,000	2.500% Swiss Confederation Bonds, 03-12-16	18,564,713
		Total Swiss Confederation bonds	$270,390,458

		Total Swiss Franc Assets (identified cost $269,644,802)	$289,760,193

Number of Shares
		STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND
		NATURAL RESOURCE COMPANIES—14.71% of Total Net Assets

		NATURAL RESOURCES—8.35% of Total Net Assets
	225,000	BHP Billiton, Ltd. (c)	$18,148,500
	250,000	BP, p.l.c. (c)	18,197,500
	425,000	Cameco Corporation	14,870,750
	175,000	Chevron Corporation	16,826,250
	425,000	Companhia Vale do Rio Doce (c)	16,609,000
	200,000	ConocoPhillips	17,230,000
	150,000	Devon Energy Corporation	17,010,000
	300,000	Forest Oil Corporation (a)	17,679,000
	200,000	Freeport-McMoRan Copper & Gold, Inc.	22,750,000
	500,000	Mariner Energy, Inc. (a)	13,780,000
	300,000	Patriot Coal Corporation (a)	19,815,000
	275,000	Peabody Energy Corporation	16,810,750
	275,000	Plains Exploration & Production Company (a)	17,127,000
	250,000	Weyerhaeuser Company	15,970,000
			$242,823,750

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2008
                           (Unaudited)

Number of Shares		Market Value
	REAL ESTATE—6.36% of Total Net Assets
150,000	AvalonBay Communities, Inc.	$14,962,500
175,000	Boston Properties, Inc.	17,585,750
325,000	BRE Properties, Inc. Class A	15,583,750
600,000	Equity One, Inc.	14,820,000
200,000	Federal Realty Investment Trust	16,430,000
400,000	Kimco Realty Corporation	15,964,000
525,000	Pennsylvania Real Estate Investment Trust	13,219,500
250,000	ProLogis	15,652,500
200,000	Texas Pacific Land Trust	8,802,000
600,000	UDR, Inc.	15,168,000
90,000	Urstadt Biddle Properties, Inc.	1,558,800
90,000	Urstadt Biddle Properties, Inc. Class A	1,518,300
200,000	Vornado Realty Trust	18,618,000
425,000	Washington Real Estate Investment Trust	15,100,250
		$184,983,350
	Total Stocks of United States and Foreign Real Estate and
	Natural Resource Companies (identified cost $345,500,399)	$427,807,100

	AGGRESSIVE GROWTH STOCK INVESTMENTS—16.10% of Total Net Assets

	CHEMICALS—1.29% of Total Net Assets
125,000	Air Products & Chemicals, Inc.	$12,303,750
1,500,000	Chemtura Corporation	10,380,000
120,000	Mosaic Company (a)	14,701,200
		$37,384,950
	COMPUTER SOFTWARE—.78% of Total Net Assets
325,000	Autodesk, Inc. (a)	$12,350,000
600,000	Symantec Corporation (a)	10,332,000
		$22,682,000
	CONSTRUCTION—.75% of Total Net Assets
70,000	Fluor Corporation	$10,700,900
350,000	Ryland Group, Inc.	11,193,000
		$21,893,900
	DATA PROCESSING—.83% of Total Net Assets
375,000	Agilent Technologies, Inc. (a)	$11,328,750
275,000	Hewlett-Packard Company	12,746,250
		$24,075,000
	ELECTRICAL & ELECTRONICS—.83% of Total Net Assets
525,000	Intel Corporation	$11,686,500
500,000	National Semiconductor Corporation	10,195,000
1,400,000	Sanmina SCI Corporation (a)	2,170,000
		$24,051,500

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2008
                           (Unaudited)

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE—1.20% of Total Net Assets
510,000	CBS Corporation Class A	$11,796,300
350,000	Disney (Walt) Company	11,350,500
300,000	Viacom, Inc. Class A (a)	11,613,000
		$34,759,800
	FINANCIAL SERVICES—2.01% of Total Net Assets
250,000	Bank of New York Mellon Corporation	$10,882,500
450,000	Janus Capital Group, Inc.	12,627,000
250,000	Morgan Stanley	12,150,000
550,000	Schwab (Charles) Corporation	11,880,000
150,000	State Street Corporation	10,821,000
		$58,360,500
	MANUFACTURING—1.95% of Total Net Assets
300,000	Harley-Davidson, Inc.	$11,475,000
225,000	Illinois Tool Works, Inc.	11,765,250
550,000	Mattel, Inc.	10,312,500
117,000	NACCO Industries, Inc. Class A	10,518,300
8,000	NACCO Industries, Inc. Class B	719,200
150,000	Parker-Hannifin Corporation	11,977,500
		$56,767,750
	OIL & OILFIELD SERVICES—.77% of Total Net Assets
450,000	Frontier Oil Corporation	$11,182,500
1,400,000	Parker Drilling Company (a)	11,228,000
		$22,410,500
	PHARMACEUTICALS—2.10% of Total Net Assets
275,000	Amgen, Inc. (a)	$11,514,250
200,000	Celgene Corporation (a)	12,428,000
175,000	Genentech, Inc. (a)	11,935,000
175,000	Genzyme Corporation (General) (a)	12,311,250
250,000	Gilead Sciences, Inc. (a)	12,940,000
		$61,128,500
	RETAIL—.81% of Total Net Assets
175,000	Costco Wholesale Corporation	$12,468,750
425,000	Williams-Sonoma, Inc.	11,220,000
		$23,688,750

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2008
                           (Unaudited)

Number of Shares		Market Value
	TELECOMMUNICATIONS—.80% of Total Net Assets
450,000	Juniper Networks, Inc. (a)	$12,429,000
250,000	Qualcomm, Inc.	10,797,500
		$23,226,500
	TRANSPORTATION—.78% of Total Net Assets
225,000	Alexander & Baldwin, Inc.	$11,301,750
250,000	Kansas City Southern (a)	11,270,000
		$22,571,750
	MISCELLANEOUS—1.20% of Total Net Assets
100,000	Lockheed Martin Corporation	$10,604,000
200,000	Nucor Corporation	15,100,000
800,000	Temple-Inland, Inc.	9,336,000
		$35,040,000

	Total Aggressive Growth Stock Investments (identified cost $429,720,882)	$468,041,400

Principal Amount

	DOLLAR ASSETS—37.10% of Total Net Assets

	CORPORATE BONDS—.39% of Total Net Assets
$750,000	6.500% AFLAC, Inc., 04-15-09	$770,183
500,000	3.875% American General Finance Corporation, 10-01-09	492,416
500,000	4.000% Amgen, Inc., 11-18-09	501,789
500,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	505,171
500,000	7.150% Avon Products, Inc., 11-15-09	521,389
825,000	6.500% Bemis Company, Inc., 08-15-08	831,635
750,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	760,573
750,000	5.400% Boeing Capital Corporation, 11-30-09	772,617
500,000	5.875% Campbell Soup Company, 10-01-08	505,068
500,000	6.250% Dover Corporation, 06-01-08	500,919
500,000	3.000% General Dynamics Corporation, 05-15-08	500,009
500,000	4.500% International Lease Finance Company, 05-01-08	500,004
500,000	5.750% National Rural Utilities Cooperative Finance Corporation, 08-28-09	511,238
500,000	5.875% Pharmacia Corporation, 12-01-08	508,605
500,000	4.300% Procter & Gamble Company, 08-15-08	501,550
750,000	4.125% SBC Communications, Inc., 09-15-09	753,332
750,000	5.000% Stanley Works, 03-15-10	764,188
750,000	5.375% Target Corporation, 06-15-09	768,090
500,000	3.375% Wal-Mart Stores, Inc., 10-01-08	500,807
		$11,469,583

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2008
                           (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—31.28% of Total Net Assets
$60,000,000	United States Treasury bond strips (Principal only) 4.160%, 05-15-18 (d)	$39,684,375
60,000,000	United States Treasury bonds 7.250%, 05-15-16	75,000,002
60,000,000	United States Treasury bonds 9.000%, 11-15-18	85,649,998
60,000,000	United States Treasury bonds 6.250%, 08-15-23	72,243,748
60,000,000	United States Treasury bonds 5.250%, 11-15-28	65,756,247
60,000,000	United States Treasury bonds 4.500%, 02-15-36	60,018,748
25,000,000	United States Treasury notes 2.625%, 05-15-08	25,012,219
25,000,000	United States Treasury notes 5.125%, 06-30-08	25,157,226
25,000,000	United States Treasury notes 3.250%, 08-15-08	25,130,859
25,000,000	United States Treasury notes 3.125%, 09-15-08	25,150,390
25,000,000	United States Treasury notes 4.875%, 10-31-08	25,392,578
25,000,000	United States Treasury notes 4.750%, 11-15-08	25,404,297
25,000,000	United States Treasury notes 4.625%, 11-30-08	25,439,453
25,000,000	United States Treasury notes 4.750%, 12-31-08	25,501,953
25,000,000	United States Treasury notes 4.750%, 02-28-09	25,591,797
25,000,000	United States Treasury notes 4.500%, 03-31-09	25,587,891
25,000,000	United States Treasury notes 4.500%, 04-30-09	25,628,906
25,000,000	United States Treasury notes 4.875%, 05-31-09	25,761,719
25,000,000	United States Treasury notes 4.875%, 06-30-09	25,812,500
25,000,000	United States Treasury notes 4.000%, 08-31-09	25,621,094
25,000,000	United States Treasury notes 4.000%, 09-30-09	25,621,000
25,000,000	United States Treasury notes 3.625%, 10-31-09	25,539,063
25,000,000	United States Treasury notes 3.125%, 11-30-09	25,367,188
25,000,000	United States Treasury notes 3.250%, 12-31-09	25,417,969
25,000,000	United States Treasury notes 4.250%, 11-15-13	26,457,031
25,000,000	United States Treasury notes 4.625%, 11-15-16	26,769,532
		$909,717,783

	REPURCHASE AGREEMENT—5.43% of Total Net Assets
157,840,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 04-30-08, .15%, maturing 05-01-08, maturity value $157,840,658 (e)	$157,840,000
		$157,840,000

	Total Dollar Assets (identified cost $1,071,761,377)	$1,079,027,366
	Total Portfolio—101.30% of total net assets (identified cost $2,680,876,231) (f)	$2,946,221,789
	Liabilities, less other assets (1.30% of total net assets)	(38,045,706)
	Net assets applicable to outstanding shares	$2,908,176,083

	Notes:
	(a) Non-income producing.
	(b) Exchange-Traded Fund (ETF).
	(c) Sponsored American Depositary Receipt (ADR).
	(d) Interest rate represents yield to maturity.
	(e) Fully collateralized by United States Treasury securities based on
	market price plus accrued interest as of April 30, 2008.
	(f) Aggregate cost for federal income tax purposes.

See accompanying notes to schedules of investments.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2008
                           (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—97.96% of Total Net Assets
$9,000,000	United States Treasury notes 4.875%, 05-31-08	$9,024,258
9,000,000	United States Treasury notes 5.125%, 06-30-08	9,056,601
10,000,000	United States Treasury notes 5.000%, 07-31-08	10,088,281
10,000,000	United States Treasury notes 4.875%, 08-31-08	10,108,594
9,000,000	United States Treasury notes 4.625%, 09-30-08	9,113,940

	Total United States Treasury Securities (identified cost $47,369,602)	$47,391,674

	REPURCHASE AGREEMENT—22.64% of Total Net Assets
10,955,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 04-30-08, .15%, maturing 05-01-08, maturity value $10,955,046
	(identified cost $10,955,000) (a)	$10,955,000
		$10,955,000
	Total Portfolio—120.60% of total net assets (identified cost $58,324,602) (b)	$58,346,674
	Liabilities, less other assets (20.60% of total net assets)	(9,964,937)
	Net assets applicable to outstanding shares	$48,381,737

	Notes:
	(a) Fully collateralized by United States Treasury securities based on
	market price plus accrued interest as of April 30, 2008.
	(b) Aggregate cost for federal income tax purposes.

See accompanying notes to schedules of investments.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2008
                           (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS—102.71% of Total Net Assets

	AEROSPACE—4.39% of Total Net Assets
$500,000	3.000% General Dynamics Corporation, 05-15-08	$500,009
		$500,009
	BEVERAGES—10.06% of Total Net Assets
521,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	$526,388
610,000	5.750% Coca-Cola Enterprises, Inc., 11-01-08	618,424
		$1,144,812
	CONSTRUCTION—4.48% of Total Net Assets
500,000	5.000% Stanley Works, 03-15-10	$509,459
		$509,459
	COSMETICS & TOILETRIES—4.58% of Total Net Assets
500,000	7.150% Avon Products, Inc., 11-15-09	$521,389
		$521,389
	ELECTRIC UTILITIES—4.39% of Total Net Assets
500,000	3.125% Alabama Power Company, 05-01-08	$499,793
		$499,793
	FINANCIAL SERVICES—17.91% of Total Net Assets
520,000	3.875% American General Finance Corporation, 10-01-09	$512,113
500,000	5.400% Boeing Capital Corporation, 11-30-09	515,078
500,000	4.500% International Lease Finance Company, 05-01-08	500,004
500,000	5.750% National Rural Utilities Cooperative Finance Corporation, 08-28-09	511,238
		$2,038,433
	FOOD PRODUCTS & PROCESSING—4.97% of Total Net Assets
560,000	5.875% Campbell Soup Company, 10-01-08	$565,676
		$565,676
	HOUSEHOLD PRODUCTS—4.41% of Total Net Assets
500,000	4.300% Procter & Gamble Company, 08-15-08	$501,550
		$501,550

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2008
                           (Unaudited)

Principal Amount		Market Value

	INSURANCE—11.22% of Total Net Assets
$750,000	6.500% AFLAC, Inc., 04-15-09	$770,183
500,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	507,049
		$1,277,232
	MANUFACTURING—8.83% of Total Net Assets
500,000	6.500% Bemis Company, Inc., 08-15-08	$504,021
500,000	6.250% Dover Corporation, 06-01-08	500,919
		$1,004,940
	PHARMACEUTICALS—8.88% of Total Net Assets
500,000	4.000% Amgen, Inc., 11-18-09	$501,789
500,000	5.875% Pharmacia Corporation, 12-01-08	508,605
		$1,010,394
	RETAIL—8.90% of Total Net Assets
500,000	5.375% Target Corporation, 06-15-09	$512,060
500,000	3.375% Wal-Mart Stores, Inc., 10-01-08	500,807
		$1,012,867
	TELECOMMUNICATIONS—9.69% of Total Net Assets
600,000	7.000% GTE California, Inc., 05-01-08	$600,031
500,000	4.125% SBC Communications, Inc., 09-15-09	502,221
		$1,102,252

	Total Corporate Bonds (identified cost $11,683,875)	$11,688,806

	REPURCHASE AGREEMENT—2.50% of Total Net Assets
285,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 04-30-08, .15%, maturing 05-01-08, maturity value $285,001
	(identified cost $285,000) (a)	$285,000
		$285,000
	Total Portfolio—105.21% of total net assets (identified cost $11,968,875) (b)	$11,973,806
	Liabilities, less other assets (5.21% of total net assets)	(593,086)
	Net assets applicable to outstanding shares	$11,380,720

	Notes:
	(a) Fully collateralized by United States Treasury securities based on
	market price plus accrued interest as of April 30, 2008.
	(b) Aggregate cost for federal income tax purposes.

See accompanying notes to schedules of investments.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2008
                           (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS—101.04% of Total Net Assets

	CHEMICALS—8.29% of Total Net Assets
10,000	Air Products & Chemicals, Inc.	$984,300
60,000	Chemtura Corporation	415,200
6,000	Mosaic Company (a)	735,060
		$2,134,560
	COMPUTER SOFTWARE—5.63% of Total Net Assets
20,000	Autodesk, Inc. (a)	$760,000
40,000	Symantec Corporation (a)	688,800
		$1,448,800
	CONSTRUCTION—2.48% of Total Net Assets
20,000	Ryland Group, Inc.	$639,600
		$639,600
	DATA PROCESSING—6.84% of Total Net Assets
20,000	Agilent Technologies, Inc. (a)	$604,200
25,000	Hewlett-Packard Company	1,158,750
		$1,762,950
	ELECTRICAL & ELECTRONICS—5.86% of Total Net Assets
40,000	Intel Corporation	$890,400
25,000	National Semiconductor Corporation	509,750
70,000	Sanmina SCI Corporation (a)	108,500
		$1,508,650
	ENTERTAINMENT & LEISURE—5.40% of Total Net Assets
25,000	Disney (Walt) Company	$810,750
15,000	Viacom, Inc. Class A (a)	580,650
		$1,391,400
	FINANCIAL SERVICES—16.72% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$870,600
40,000	Janus Capital Group, Inc.	1,122,400
15,000	Morgan Stanley	729,000
40,000	Schwab (Charles) Corporation	864,000
10,000	State Street Corporation	721,400
		$4,307,400

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2008
                           (Unaudited)

Number of Shares		Market Value
	MANUFACTURING—10.19% of Total Net Assets
15,000	Harley-Davidson, Inc.	$573,750
15,000	Illinois Tool Works, Inc.	784,350
25,000	Mattel, Inc.	468,750
10,000	Parker-Hannifin Corporation	798,500
		$2,625,350
	OIL & OILFIELD SERVICES—5.07% of Total Net Assets
30,000	Frontier Oil Corporation	$745,500
70,000	Parker Drilling Company (a)	561,400
		$1,306,900
	PHARMACEUTICALS—12.24% of Total Net Assets
15,000	Amgen, Inc. (a)	$628,050
10,000	Celgene Corporation (a)	621,400
10,000	Genentech, Inc. (a)	682,000
10,000	Genzyme Corporation (General) (a)	703,500
10,000	Gilead Sciences, Inc. (a)	517,600
		$3,152,550
	RETAIL—4.82% of Total Net Assets
10,000	Costco Wholesale Corporation	$712,500
20,000	Williams-Sonoma, Inc.	528,000
		$1,240,500
	TELECOMMUNICATIONS—5.26% of Total Net Assets
10,000	Juniper Networks, Inc. (a)	$276,200
25,000	Qualcomm, Inc.	1,079,750
		$1,355,950
	TRANSPORTATION—4.87% of Total Net Assets
7,000	Alexander & Baldwin, Inc.	$351,610
20,000	Kansas City Southern (a)	901,600
		$1,253,210
	MISCELLANEOUS—7.37% of Total Net Assets
10,000	Lockheed Martin Corporation	$1,060,400
10,000	Nucor Corporation	755,000
7,000	Temple-Inland, Inc.	81,690
		$1,897,090
	Total Portfolio—101.04% of total net assets (identified cost $13,210,281) (b)	$26,024,910
	Liabilities, less other assets (1.04% of total net assets)	(266,627)
	Net assets applicable to outstanding shares	$25,758,283

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for federal income tax purposes.

See accompanying notes to schedules of investments.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2008
(Unaudited)

     Effective February 1, 2008, Permanent Portfolio Family of Funds, Inc. (“Fund”) adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which governs the application of generally accepted accounting principles that require “fair value” measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the sale of that investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to assumptions market participants would use in pricing an asset or liability, including assumptions about risk.  For example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in inputs to that valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are developed based on the best information available in the circumstances and reflect the reporting entity’s own assumptions regarding the assumptions market participants may or could be expected to use in pricing an asset or liability.

      Various inputs were used in determining the value of the Fund’s investments during the quarter ended April 30, 2008. These inputs are summarized in the following three broad levels:

Level 1 – Quoted prices in active markets for identical securities

     The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar liabilities.

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

      The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

     The Fund held no Level 3 assets during the quarter ended April 30, 2008.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2008
(Unaudited)

      The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
	(Quoted Prices in Active Markets for Identical Assets)	(Significant Observable Inputs)	(Significant Unobservable Inputs)	Total

Permanent Portfolio
Gold Assets	$562,794,623	$—	$—	$562,794,623
Silver Assets	118,791,107	—	—	118,791,107
Swiss Franc Assets	19,369,735	270,390,458	—	289,760,193
Stocks of United States and Foreign Real
Estate and Natural Resource Companies	427,807,100	—	—	427,807,100
Aggressive Growth Stock Investments	468,041,400	—	—	468,041,400
Dollar Assets
Corporate Bonds	—	11,469,583	—	11,469,583
United States Treasury Securities	909,717,783	—	—	909,717,783
Repurchase Agreements	—	157,840,000	—	157,840,000
Total Portfolio	$2,506,521,748	$439,700,041	$—	$2,946,221,789
	85.08%	14.92%	— %	100.00%

Treasury Bill Portfolio
United States Treasury Securities	$47,391,674	$—	$—	$47,391,674
Repurchase Agreements	—	10,955,000	—	10,955,000
Total Portfolio	$47,391,674	$10,955,000	$—	$58,346,674
	81.22%	18.78%	—%	100.00%

Versatile Bond Portfolio
Corporate Bonds	$—	$11,688,806	$—	$11,688,806
Repurchase Agreements	—	285,000	—	285,000
Total Portfolio	$—	$11,973,806	$—	$11,973,806
	—%	100.00%	— %	100.00%

Aggressive Growth Portfolio
Aggressive Growth Stock Investments	$26,024,910	$—	$—	$26,024,910
Total Portfolio	$26,024,910	$—	$—	$26,024,910
	100.00%	—%	—%	100.00%

INVESTMENT ADVISER
Pacific Heights Asset Management, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

SHAREHOLDER SERVICES OFFICE	SCHEDULES OF INVESTMENTS APRIL 30, 2008
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	6/08